UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2008

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       30th October, 2008
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  US$467.53 million

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105   33,538    723,420        N/A    Y        N        Y
AU OPTRONICS CORP-SPON ADR	ADR		002255107      313     27,531        N/A    Y        N        Y
BANCO BRADESCO-SPONSORED ADR 	ADR		059460303    7,751    481,400        N/A    Y        N        Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889    9,367    543,954        N/A    Y        N        Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106    1,200     21,575        N/A    Y        N        Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109    1,517     30,300        N/A    Y        N        Y
CHINA PETROLEUM & CHEM-ADR	ADR	        16941R108    5,480     69,955        N/A    Y        N        Y
CHUNGHWA TELECOM LTD-ADR	ADR		17133Q304    3,901    164,800        N/A    Y        N        Y
CNOOC LTD-ADR			ADR		126132109      399      3,485        N/A    Y        N        Y
CIA VALE DO RIO DOCE-SP ADR	ADR	        204412100    1,841    104,000        N/A    Y        N        Y
CIA VALE DO RIO DOCE-ADR	ADR		204412209   15,071    786,987        N/A    Y        N        Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104    6,875    292,812        N/A    Y        N        Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100    2,864     64,756        N/A    Y        N        Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104    7,638    468,000        N/A    Y        N        Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106    8,784    230,300        N/A    Y        N        Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206   19,523    892,700        N/A    Y        N        Y
ICICI BANK LTD-SPON ADR		ADR		45104G104    2,474    105,170        N/A    Y        N        Y
ISHARES MSCI SOUTH KOREA IND	ETF		464286772    1,467     36,935        N/A    Y        N        Y
ISHARES MSCI EMERGING MKT IN    ETF             464287234   20,126    589,000        N/A    Y        N        Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109   21,407    382,200        N/A    Y        N        Y
VIMPELCOM-SP ADR		ADR		68370R109   52,547  2,588,498        N/A    Y        N        Y
PEABODY ENERGY CORP             COMMON STOCK    704549104    3,825     85,000        N/A    Y        N        Y
PETROCHINA CO LTD -ADR		ADR		71646E100    5,590     54,410        N/A    Y        N        Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101   47,583  1,271,600        N/A    Y        N        Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408   69,097  1,571,600        N/A    Y        N        Y
POSCO-ADR			ADR		693483109    3,828     41,000        N/A    Y        N        Y
SILICONWARE PRECISION-SP ADR	ADR		827084864       13      2,248        N/A    Y        N        Y
TAIWAN SEMICONDUCTOR-SP ADR	ADR	        874039100	94     10,000        N/A    Y        N        Y
TELE NORTE LESTE PART-ADR       ADR             879246106    3,929    255,000        N/A    Y        N        Y
TEVA PHARMACEUTICAL-SP ADR	ADR	        881624209   17,721    387,000        N/A    Y        N        Y
UNIBANCO-GDR			GDR		90458E107   87,805    870,041        N/A    Y        N        Y
VOTORANTIM CELULOSE-SPON ADR    ADR             92906P106    3,991    259,000        N/A    Y        N        Y

